PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2022
Provision For Tax Civil And Labor Risks
PROVISION FOR TAX, CIVIL AND LABOR RISKS

21.	PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include civil, environmental, administrative, tax, social security, labor, and other processes.

Company’s Management believes that, based on the elements existing at the base date of these financial statements, the provision for tax, civil, environmental, administrative, labor, and other risks, is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

The rollforward of the provisions for tax, labor, civil, environmental, administrative and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, environmental and other		Contingent liabilities (1)		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Beginning balance	400,101	427,302	628,767	634,706	357,013	343,530	131,751	297,182	1,517,632	1,702,720
Additions	116,269	174,491	408,903	301,192	59,302	60,561	-	-	584,474	536,244
Business combination	-	2,848	-	1,969	-	2,217	-	33,891	-	40,925
Reversals	(86,165)	(100,438)	(332,819)	(187,520)	(67,826)	(71,275)	(903)	(199,311)	(487,713)	(558,544)
Payments	(75,249)	(165,578)	(311,047)	(282,956)	(41,064)	(70,304)	-	-	(427,360)	(518,838)
Interest	44,714	61,493	133,987	163,020	50,911	92,438	-	-	229,612	316,951
Exchange rate variation	5	(17)	(1,081)	(1,644)	(32)	(154)	-	(11)	(1,108)	(1,826)
Ending balance	399,675	400,101	526,710	628,767	358,304	357,013	130,848	131,751	1,415,537	1,517,632

Current									867,294	959,132
Non-current									548,243	558,500
(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.

21.1	Contingencies with probable losses
21.1.1.	Tax

The tax contingencies classified as probable losses relate to the following main legal proceedings:

ICMS: The Company is involved in administrative and judicial disputes related to the ICMS tax arising from credits on the acquisition of goods for consumption, presumed credit, tax substitution, isolated fines, tax rate differential on seasoned product and others, in the amount of R$64,088 (R$71,928 as of December 31, 2021).

PIS and COFINS: The Company is involved in administrative and judicial disputes related to the use of certain tax credits arising from the acquisition of supplies to offset federal taxes payable, in the amount of R$157,121 (R$141,729 as of December 31, 2021).

Other tax contingencies: The Company has other provisions for tax claims related to the payment of social security contribution, CPRB, INCRA, FUNRURAL, SESI/SENAI/SEBRAE, debts included in the government regularization program (REFIS) with deposits awaiting consolidation and conversion into payment, differences in supplementary fiscal obligations, disputes related to presumed IPI credit, revenue omission - IRPJ estimate, import taxes, IOF, Finsocial and others, in the amount of R$178,466 (R$186,444 as of December 31, 2021).

21.1.2.	Labor

The Company is defendant in several labor claims either filed by individuals or by the Public Prosecutors Office, mainly related to overtime, thermal rest, unhealthy environment, occupational accidents, among others. None of these claims is individually significant. The Company recorded a provision based on past history of payments, statistical models and on prognosis of loss.

21.1.3.	Civil and others

Civil and other (environmental, administrative, regulatory, real estate, intellectual property, etc.) contingencies are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, intellectual property disputes, regulatory issues, environmental and real state, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and compliance with obligations to do or not to do. None of these claims is individually significant.

21.2	Contingencies with probable losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. On December 31, 2022, the total amount of contingencies classified as possible was R$15,343,060 (R$14,518,170 as of December 31, 2021), of which solely the ones arising from the business combination with Sadia, Hercosul and Mogiana are provisioned, measured by the estimated fair value at the business combination date: R$130,848 (R$131,751 as of December 31, 2021). The remaining possible contingencies are presented below.

21.2.1.	Tax

The tax contingencies for which losses have been assessed as possible amounted to R$13,247,512 as of December 31, 2022 (R$12,499,764 as of December 31, 2021). The most relevant cases are set forth below:

PIS and COFINS: The Company is involved in administrative and judicial disputes related to the non-cumulative system due to divergence on the concept of input and the use in the productive process, the requirement of taxation of revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Laws 2.445/88 and 2.449/88 (“semestralidade”), untimely credits and others, in the amount of R$7,055,855 (R$6,371,171 as of December 31, 2021).

ICMS: The Company is involved in disputes related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$24,370 (R$253,765 as of December 31, 2021); (ii) lack of evidence of exports in the amount of R$77,163 (R$63,361 as of December 31, 2021); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$621,261 (R$567,903 as of December 31, 2021); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$276,521 (R$249,715 as of December 31, 2021); (v) infraction notice about ICMS in Goiás related to the exclusion of the reversal of the tax credit from the calculation base of PROTEGE, in the amount of R$190,198 (R$184,300 as of December 31, 2021); and (vi) R$1,973,524 (R$2,063,603 on December 31, 2021) related to other claims. The relevant reduction in the amounts related to “guerra fiscal”, is mainly due to the recognition of the credits by the States, for which the probability of loss has been changed to remote, according to Complementary Law 160 and ICMS Agreement 190.

Income Tax and Social Contribution (IRPJ and CSLL): The Company is involved in administrative and judicial disputes related to refunds and compensation of negative income tax and social contribution balances, including credits arising from the Plano Verão and requirement of IRPJ and CSLL related to the compensation of tax loss carryforwards above the limit of 30% in the incorporation of entities. The contingencies related to these taxes totaled R$1,408,391 (R$1,326,862 as of December 31, 2021).

Profits earned abroad: The Company was assessed by the Brazilian Federal Revenue for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$779,018 (R$638,361 as of December 31, 2021). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation.

IPI: The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$187,371 (R$182,246 as of December 31, 2021).

Social security taxes: The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$482,687 (R$417,903 as of December 31, 2021).

Other contingencies: The Company disputes cases related to the requirement of 50% fine on the compensations of PIS, COFINS and IRPJ not approved awaiting final decision of the compensation processes, drawback proof, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$171,153 (R$180,574 as of December 31, 2021).

21.2.2.	Labor

On December 31, 2022 the labor contingencies assessed as possible loss totaled R$257,365 (R$338,999 as of December 31, 2021).

21.2.3.	Civil and others

Civil and other (environmental, administrative, regulatory, real estate, intellectual property, etc.) contingencies for which losses were assessed as possible totaled R$1,838,183 (R$1,679,407 as of December 31, 2021) and are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, intellectual property disputes, administrative and regulatory issues, environmental and real state, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and obligations to do or not to do.